Employee benefit plan (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 15, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Retirement Benefits [Abstract]
Employer matching contribution percentage			50.00%
Employer matching percentage of employee's gross pay			6.00%
Maximum annual contributions per employee that receive an employer match, percent			3.00%
Defined contributions	$ 900,000	$ 0	$ 2,600,000	$ 1,600,000